Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	PLAINS ALL AMERICAN PIPELINE LP
Entity Central Index Key	0001070423